Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	MFS MUNICIPAL SERIES TRUST
Central Index Key	0000751656
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Jul. 29, 2013
MFS Arkansas Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFARX
MFS Arkansas Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBARX